LEASE - Finance leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of finance leases
2020	$ 27,439
2021	13,087
2022	604
Total future minimum lease payments	$ 41,130
Year Ending December 31:
2019		$ 40,945
2020		23,483
2021		11,842
2022		556
Total future minimum lease payments		$ 76,826